Prepayments - Additional Information (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Riverside Facility
Disclosure of detailed information about property, plant and equipment [line items]
Prepaid property insurance premiums	$ 0	$ 617,947